Taxation - Summary of Composition of Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes [Line Items]
Current income tax expenses (benefits)	¥ 19,492	$ 2,788	¥ (927)	¥ 850
Deferred income tax (benefits) expenses	(11,023)	(1,577)	48,185	(44,631)
Income tax (benefits) expenses	8,469	1,211	¥ 47,258	¥ (43,781)
PRC
Income Taxes [Line Items]
Current income tax expenses (benefits)	(3,279)	(469)
Deferred income tax (benefits) expenses	(11,518)	(1,647)
Income tax (benefits) expenses	(14,797)	(2,116)
Hong Kong
Income Taxes [Line Items]
Current income tax expenses (benefits)	4,959	709
Deferred income tax (benefits) expenses	940	134
Income tax (benefits) expenses	5,899	843
Japan
Income Taxes [Line Items]
Current income tax expenses (benefits)	17,667	2,526
Income tax (benefits) expenses	17,667	2,526
Other
Income Taxes [Line Items]
Current income tax expenses (benefits)	145	22
Deferred income tax (benefits) expenses	(445)	(64)
Income tax (benefits) expenses	¥ (300)	$ (42)